UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$275	$311,198
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	330	259,172
California — 14.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,477,468
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	1,027,078
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	775	916,903
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,300	1,447,121
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,815,600
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,275	1,529,120
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	1,600	1,914,160
5.50%, 11/01/33	1,500	1,795,890
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	400	468,180
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	300	355,926

Municipal Bonds	Par (000)	Value
California (concluded)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	$1,780	$2,047,783
		14,795,229
Colorado — 2.3%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,000	1,145,710
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	1,095	1,247,796
		2,393,506
Florida — 6.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	265	305,444
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	3,800	4,585,992
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	380	424,711
5.00%, 10/01/44	880	977,328
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	570	654,845
		6,948,320
Georgia — 1.7%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,806,949
Illinois — 22.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	2,955	3,577,796
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	500	542,945
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	1,060	1,182,091
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,106,450
Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,103,970
Sales Tax Receipts, 5.00%, 12/01/44	1,085	1,210,925

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,000	$1,142,400
5.25%, 12/01/43	3,500	3,906,735
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	1,000	1,178,950
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	1,600	1,927,760
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,193,227
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	807,638
6.00%, 6/01/28	195	229,681
State of Illinois, GO:
5.25%, 2/01/31	475	509,746
5.25%, 2/01/32	1,000	1,067,870
5.50%, 7/01/33	1,000	1,104,330
5.50%, 7/01/38	210	230,987
		23,023,501
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,541,500
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	1,600	1,843,456
Kentucky — 0.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	500	590,320
Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
LCTCS Act 360 Project, 5.00%, 10/01/37	900	1,015,209
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	715	854,482

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$600	$663,912
		2,533,603
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,539,392
Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, Series O, 5.38%, 8/15/18 (a)	1,000	1,140,360
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	915	1,068,875
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,145,540
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	995	1,229,701
		3,444,116
Mississippi — 1.2%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,290,270
Nevada — 3.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,844,832
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,825	2,132,147
		3,976,979
New Jersey — 4.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,140	1,207,728

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	$1,295	$1,453,456
Series AA, 5.50%, 6/15/39	1,485	1,616,660
		4,277,844
New York — 6.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	610,152
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,150,250
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38%, 7/15/49	980	1,117,004
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,675,100
		6,552,506
Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	1,565	1,757,385
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	885	1,021,069
		2,778,454
Pennsylvania — 4.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	577,195
Pennsylvania Turnpike Commission, RB, Sub-Series A:
6.00%, 12/01/16 (a)	1,500	1,630,200
5.63%, 12/01/31	1,250	1,457,575

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$1,000	$1,140,420
		4,805,390
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	1,880	1,843,453
South Carolina — 1.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,190	1,377,580
Texas — 12.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	1,670	1,933,576
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	745	850,082
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	890	1,008,397
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	140	172,645
6.00%, 8/15/45	1,765	2,115,811
Lower Colorado River Authority, Refunding RB:
5.50%, 5/15/19 (a)	80	93,154
5.50%, 5/15/19 (a)	5	5,822
5.50%, 5/15/19 (a)	5	5,822
5.50%, 5/15/33	1,910	2,151,501
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	1,000	1,173,950
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,133,150
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	340	388,678

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,505	$1,784,870
		12,817,458
Virginia — 1.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	280	310,218
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,190,450
		1,500,668
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	1,675	1,830,206
Total Municipal Bonds — 103.4%		106,221,430

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 19.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	1,995	2,234,400
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,713,128
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (d)	2,630	3,064,174
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/19	3,898	4,686,965
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	452,648
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	4,214	4,880,732

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (concluded)
University of California, RB, Series O, 5.75%, 5/15/19	$1,500	$1,779,285
		19,811,332
District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (d)	1,395	1,629,690
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	1,799	2,030,075
		3,659,765
Illinois — 3.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18	2,800	3,256,484
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,860,725
Series B, 5.50%, 7/01/29	1,994	2,315,246
		5,175,971
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (d)	1,094	1,242,621
New Jersey — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,177,600
Series B, 5.25%, 6/15/36 (d)	1,640	1,728,824
		3,906,424
New York — 13.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,606,340
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,500	1,653,157
Series FF-2, 5.50%, 6/15/40	1,995	2,293,538

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (concluded)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,500	$1,677,986
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,205	2,523,799
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,300	1,504,217
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	2,000	2,261,600
		13,520,637
Texas — 5.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	2,025	2,287,385
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	2,750	3,159,832
		5,447,217
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	1,015,426
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 55.5%		57,035,877
Total Long-Term Investments (Cost — $145,127,620) — 158.9%		163,257,307

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	1,354,248	$1,354,248
Total Short-Term Securities (Cost — $1,354,248) — 1.3%		1,354,248
Total Investments (Cost — $146,481,868*) — 160.2%		164,611,555
Other Assets Less Liabilities — 2.0%		2,057,405
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.9%)		(29,687,875)
VRDP Shares, at Redemption Value — (33.3%)		(34,200,000)
Net Assets Applicable to Common Shares — 100.0%		$102,781,085

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,304,314

Gross unrealized appreciation	$18,145,378
Gross unrealized depreciation	(520,413)

Net unrealized appreciation	$17,624,965

Notes to Schedule of Investments
(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust or in the event of a default. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire on October 1, 2016 to November 15, 2019 is $7,891,024.
BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)

(e)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Net Income
FFI Institutional Tax-Exempt Fund	1,298,709	55,539	1,354,248	$432

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(71)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$9,114,625	$(80,243)
BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	6

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$163,257,307	—	$163,257,307
Short-Term Securities	$1,354,248	—	—	1,354,248
Total	$1,354,248	$163,257,307	—	$164,611,555

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(80,243)	—	—	$(80,243)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$142,000	—	—	$142,000
Liabilities:
TOB trust certificates	—	$(29,682,276)	—	(29,682,276)
VRDP Shares	—	(34,200,000)	—	(34,200,000)
Total	$142,000	$(63,882,276)	—	$(63,740,276)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2015	7

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 22, 2015